Holding Company Only Financial Statements (Tables) - Parent Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed Balance Sheet
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Financial Condition
(Dollars in millions)

	December 31,
	2015	2014
Assets
Cash and cash equivalents	$37	$46
Investment in subsidiaries (1)	1,738	1,571
Other assets	50	43
Total assets	$1,825	$1,660
Liabilities and Stockholders’ Equity
Liabilities
Long term debt	$247	$248
Total interest paying liabilities	247	248
Other liabilities	49	39
Total liabilities	296	287
Stockholders’ Equity
Preferred Stock	267	267
Common stock	1	1
Additional paid in capital	1,486	1,482
Accumulated other comprehensive income	2	8
Accumulated deficit	(227)	(385)
Total stockholders’ equity	1,529	1,373
Total liabilities and stockholders’ equity	$1,825	$1,660

(1)	Includes unconsolidated trusts.

Schedule of Condensed Income Statement
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Operations
(Dollars in millions)

	For the Years Ended December 31,
	2015	2014	2013
Expenses
Interest	$7	$7	$7
General and administrative	13	5	9
Total	20	12	16
Loss before undistributed loss of subsidiaries	(20)	(12)	(16)
Income (loss) equity in undistributed of subsidiaries	172	(63)	247
Income (loss) before income taxes	152	(75)	231
Benefit for income taxes	6	6	36
Net income (loss)	158	(69)	267
Preferred stock dividends/accretion	—	(1)	(6)
Net income (loss) from continuing operations	158	(70)	261
Other comprehensive (loss) income (2)	(6)	13	(3)
Comprehensive income (loss)	$152	$(57)	$258

(1)	Certain amounts within the financial statements have been restated to conform to current presentation

(2)	See Consolidated Statements of Comprehensive Income for other comprehensive income (loss) detail.

Schedule of Condensed Cash Flow Statement
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Cash Flows
(Dollars in millions)

	For the Years Ended December 31,
	2015	2014	2013
Net income (loss)	$158	$(69)	$267
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in (income) loss of subsidiaries	(172)	63	(247)
Stock-based compensation	3	3	3
Change in other assets	(6)	(3)	(36)
Provision for deferred tax benefit	1	—	—
Change in other liabilities	9	4	7
Net cash used in operating activities	(7)	(2)	(6)
Investing Activities
Net change in investment in subsidiaries	(2)	(2)	—
Net cash used in investment activities	(2)	(2)	—
Net decrease in cash and cash equivalents	(9)	(4)	(6)
Cash and cash equivalents, beginning of year	46	50	56
Cash and cash equivalents, end of year	$37	$46	$50